Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by geographic region	$ 585,818	$ 416,718	$ 482,449
Continuing and discontinued operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by geographic region	585,818	416,718	482,449
North America [Member] | Continuing and discontinued operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by geographic region	0	0	2,259
Australia [Member] | Continuing and discontinued operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by geographic region	11,905	2,055	0
Europe [Member] | Continuing and discontinued operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by geographic region	184,786	132,582	179,009
Asia [Member] | Continuing and discontinued operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by geographic region	155,123	63,610	67,468
South America [Member] | Continuing and discontinued operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by geographic region	234,004	218,442	232,394
Other [Member] | Continuing and discontinued operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by geographic region	$ 0	$ 28	$ 1,319